Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Equity Income Fund
Prospectus Date	rr_ProspectusDate	May 01, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2015